SHARE-BASED COMPENSATION (Details 3)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Weighted Average Risk Free Annual Interest Rate	1.05%	1.60%
Weighted Average Expected Annual Dividend Yield	0.00%	0.00%
Weighted Average Expected Stock Price Volatility	116.50%	91.00%
Weighted-Average Expected Life in Years	7 years 6 months	7 years 6 months
Weighted-Average Estimated Forfeiture Rate	40.00%	40.00%